NOTE PAYABLE - Additional Information (Details) - Medtronic [Member] $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 1,500
Legal, transaction and intellectual property related expense incurred	$ 507
Interest rate on notes	8.00%
Accrued interest	$ 37